Investment in Operating Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Operating Leases [Line Items]
Gains from disposition of operating lease assets including sale of real estate	¥ 34,425	¥ 23,692	¥ 19,848
Operating lease contracts, non- cancelable lease terms	20 years